March 16, 2018
VIA EDGAR
The United States Securities and
    Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629
Subject:	Nationwide Life and Annuity Insurance Company Registration of Individual Flexible Premium Adjustable Variable, Fixed, and Index-Linked Universal Life Insurance Policies
Form N-6 Offered through Nationwide VL Separate Account-G

Ladies and Gentlemen:
On behalf of Nationwide Life and Annuity Insurance Company ("Nationwide") and its Nationwide VL Separate Account-G (the "Variable Account") we are filing the attached original registration statement (the "Registration Statement") on Form N-6 for the purpose of registering Individual Flexible Premium Adjustable Variable, Fixed, and Index-Linked Universal Life Insurance Policies (the "Policies") to be offered through the Variable Account.
This filing is being made electronically via EDGAR in accordance with Regulation S-T.
A copy of an original power of attorney document authorizing certain persons to execute the Registration Statement and amendments thereto, on behalf of Nationwide and the Variable Account, is attached to the Registration Statement as Exhibit 99. An original power of attorney is on file with Nationwide. Nationwide will maintain manually executed copies of the registration statement.
Most of the provisions of this Registration Statement have been previously reviewed by SEC staff and the Registration Statement is based on the Form N-6 registration statement for Individual Flexible Premium Variable Universal Life Insurance Policies issued by Nationwide through the Nationwide Separate Account-G (1933 Act No. 333-215173, effective May 9, 2017). Significant differences include:
•	Addition of a new indexed interest strategy general account investment option, the One Year Uncapped S&P 500® Indexed Interest Strategy
•	Addition of a large case surrender charge schedule
•	Edits to the Note on Charges section to reflect differences in commissions payable
•	The following sections and related references are not applicable to this product and have been deleted:
❍	Short-Term Trading Fees;
❍	Exchanging the Policy; and
❍	Surrender Charge Waiver
Other variations reflect minor product differences and clarification of existing disclosure.
Please contact me direct at (614) 677-8212 if you have any questions regarding this filing.
Very truly yours,
Nationwide Life and Annuity Insurance Company
/s/ Stephen M. Jackson
Stephen M. Jackson
Senior Counsel
Home Office: One Nationwide Plaza	Nationwide Insurance
Columbus, Ohio 43215-2220	Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies